INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Current
- PRC income tax expenses	$34,474,418	$37,720,637	$48,958,623
Deferred
- PRC income tax expenses	(991,674)	(3,654,948)	(4,304,898)
Total	$33,482,744	$34,065,689	$44,653,725

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 28,
	2017	2018
Non-current deferred tax assets:
Prepaid rental	1,694,073	2,386,560
Property and equipment	591,917	657,593
Impairment loss on long-term investments	2,098,309	553,229
Others	33,129	66,057
Tax losses carry-forward	27,830,452	38,248,065
Less: valuation allowance	(16,059,579)	(24,550,491)
Non-current deferred tax assets, net	$16,188,301	$17,361,013

Non-current deferred tax liabilities:
Accrued ADR income	34,500	-
Intangible assets	5,959,102	5,342,969
Property and equipment	852,719	274,524
Long-term investments	6,339,565	14,421,547
Non-current deferred tax liabilities	$13,185,886	$20,039,040

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2016, 2017 and 2018 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Income before provision for income tax	$136,902,200	$154,580,964	$246,993,826
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	34,225,550	38,645,241	61,748,457
Effect of non-deductible and super deduction expenses	1,331,053	1,853,002	(2,244,191)
Effect of income tax exemptions and preferential tax rates	(12,830,838)	(26,256,983)	(37,390,108)
Effect of income tax rate difference in other jurisdictions	10,159,093	16,575,113	14,949,433
Change in valuation allowance	597,886	3,249,316	7,590,134
Provision for income tax	$33,482,744	$34,065,689	$44,653,725

Summary of Income Tax Holiday [Table Text Block]
If Xueersi Education, Yidu Huida, TAL Beijing, Beijing Xintang Sichuang, Yinghe Youshi and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 29, 2016, February 28, 2017 and February 28, 2018, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Increase in income tax expenses	$12,830,838	$26,256,983	$37,390,108
Net income per common share-basic	$0.56	$0.56	$0.90
Net income per common share-diluted	$0.53	$0.52	$0.82